Form N-1A Supplement	Oct. 27, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment Policy and Fund NameFederated Hermes Adjustable Rate FundA Portfolio of Federated Hermes Adjustable Rate Securities Trust CLASS A SHARES (TICKER FEUGX)
INSTITUTIONAL SHARES (TICKER FEUNX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION The Board of Trustees of Federated Hermes Adjustable Rate Securities Trust (the “Board”) has approved a name change for the Federated Hermes Adjustable Rate Fund (the “Fund”) from “Federated Hermes Adjustable Rate Fund” to “Federated Hermes Government Adjustable Rate Fund.”In connection with the name change, the Board has also approved a change to the Fund’s non-fundamental investment policy adopted in compliance with Rule 35d-1 (the “Names Rule”) under the Investment Company Act of 1940, as amended. The change in policy is not expected to result in any changes to the investment process used in managing the Fund. These changes are effective on January 7, 2027 (the “Effective Date”).On the Effective Date, please make the following changes:1. Please replace all references throughout the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) to the “Federated Hermes Adjustable Rate Fund” with “Federated Hermes Government Adjustable Rate Fund.”2. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” in the Summary Prospectus and in the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable rate securities.”and replace it with:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.”3. Under the SAI section “Investment Objective (and Policies) and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable rate securities.”and replace it with:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.”October 27, 2026 Federated Hermes Adjustable Rate Fund
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